As filed with the Securities and Exchange Commission on June 5, 2015
File Nos. 333-171279 and 811-22507

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 21	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 23	[X]

(Check appropriate box or boxes)

VERTICAL CAPITAL INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant's Telephone Number, including Area Code)

Terrence O. Davis
Holland & Knight, LLP
1201 West Peachtree Street, N.W.
Suite 200
Atlanta, GA 30309

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on June 26, 2015 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 26, 2015 as the new effective date for Post-Effective Amendment No. 18 to the Registration Statement filed on April 8, 2015 for the Vertical Capital MLP & Energy Infrastructure Fund. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 18 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 5th day of June, 2015.

VERTICAL CAPITAL INVESTORS TRUST

/s/ Matthew J. Beck

By: Matthew J. Beck, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	June 5, 2015
Theo H. Pitt, Jr.

*	President	June 5, 2015
Katherine A. Honey

*	Secretary	June 5, 2015
Matthew J. Beck

*	Treasurer & Assistant Secretary	June 5, 2015
Ashley E. Harris

*By: /s/ Matthew J. Beck	Dated: June 5, 2015
Matthew J. Beck Secretary and Attorney-in-Fact